Sales - Additional information (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%		23.00%
Customer1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	41.00%	29.00%	32.00%
Customer2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	18.00%	20.00%	23.00%
Customer3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	14.00%	19.00%	22.00%
Customer4 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%	12.00%	10.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	82.00%	79.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Net Sales [Line Items]
Percentage Of Sale Expenses On Operating Income	1.00%
Revenue from sale of goods, related party transactions	$ 4.1	$ 4.0	$ 3.8
Percentage of sales to related party	96.00%	97.00%	95.00%